December 30, 2013

Via EDGAR
Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No.133 to the Registration Statement on Form N-1A
Dear Ms. Rossotto,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”).
The Amendment is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end. In the Amendment, the prospectus information for Class J shares is being combined with the information for Classes A, B, C, and P shares. The Registrant has had sub-advisor changes since the last annual update. Pursuant to its current manager of managers relief, the Registrant is availing itself of the portfolio manager and sub-advisor disclosure approach outlined in the No-Action Letter to Frank Russell Investment Management Company (August 30, 1993); therefore, there will be fewer portfolio managers disclosed in this Amendment than in the past.
The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including for example, expense and performance information, financial highlights, incorporation by reference of information, 5% and 25% ownership information, and portfolio manager disclosure in the statement of additional information.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, B, C, J and P shares and a prospectus for Classes Institutional, R-1, R-2, R-3, R-4, and R-5 shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an August 31 fiscal year end.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.
Sincerely,
/s/ Jennifer A. Mills
Jennifer A. Mills
Assistant Counsel, Registrant

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